UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s PGIM Global Real Estate Fund, PGIM Jennison Technology Fund, PGIM Jennison International Small-Mid Cap Opportunities Fund and PGIM Jennison NextGeneration Global Opportunities Fund (each a “Fund” and collectively the “Funds”))

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2022

Date of reporting period:	4/30/2022

Item 1 – Reports to Stockholders

PGIM GLOBAL REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Global Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Real Estate Fund

June 15, 2022

PGIM Global Real Estate Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges)	Average Annual Total Returns as of 4/30/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-6.44	-2.91	5.62	5.84	—

Class C	-6.79	1.18	6.24	5.79	—

Class R	-6.57	2.50	6.65	6.25	—

Class Z	-6.27	3.11	7.32	6.85	—

Class R2	-6.47	2.67	N/A	N/A	6.15 (12/27/2017)

Class R4	-6.34	2.97	N/A	N/A	6.43 (12/27/2017)

Class R6	-6.21	3.24	7.46	N/A	6.76 (08/23/2013)

FTSE EPRA/NAREIT Developed Index

	-5.63	1.68	5.08	6.07	—

S&P 500 Index

	-9.64	0.21	13.65	13.66	—

Average Annual Total Returns as of 4/30/22 Since Inception (%)
	Class R2, Class R4 (12/27/2017)	Class R6 (08/23/2013)

FTSE EPRA/NAREIT Developed Index	4.26	5.94

S&P 500 Index	12.53	13.46

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Global Real Estate Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Real Estate Sector	Country	% of Net Assets

Welltower, Inc.	Health Care REITs	United States	5.1%

Equity Residential	Residential REITs	United States	4.9%

Prologis, Inc.	Industrial REITs	United States	4.9%

Camden Property Trust	Residential REITs	United States	3.3%

CubeSmart	Specialized REITs	United States	3.0%

Kimco Realty Corp.	Retail REITs	United States	2.9%

Life Storage, Inc.	Specialized REITs	United States	2.8%

Rexford Industrial Realty, Inc.	Industrial REITs	United States	2.7%

Alexandria Real Estate Equities, Inc.	Office REITs	United States	2.6%

EPR Properties	Specialized REITs	United States	2.2%

Holdings reflect only long-time investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Global Real Estate Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Real Estate Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 935.60	1.28%	$6.14
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41

Class C	Actual	$1,000.00	$ 932.10	1.99%	$9.53
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94

Class R	Actual	$1,000.00	$ 934.30	1.52%	$7.29
	Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60

Class Z	Actual	$1,000.00	$ 937.30	0.92%	$4.42
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

Class R2	Actual	$1,000.00	$ 935.30	1.30%	$6.24
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

Class R4	Actual	$1,000.00	$ 936.60	1.05%	$5.04
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

Class R6	Actual	$1,000.00	$ 937.90	0.79%	$3.80
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS

Australia 3.4%
Goodman Group, REIT	632,006	$10,500,929
Ingenia Communities Group, REIT	1,717,952	5,598,463
Mirvac Group, REIT	4,569,633	7,677,310
National Storage REIT, REIT	4,568,234	8,265,835
Scentre Group, REIT	5,131,355	10,693,952

		42,736,489

Belgium 1.9%
Aedifica SA, REIT	19,208	2,282,650
Shurgard Self Storage SA	111,568	6,444,200
VGP NV	59,944	15,576,453

		24,303,303

Canada 2.8%
Canadian Apartment Properties REIT, REIT	170,719	6,687,098
InterRent Real Estate Investment Trust, REIT	792,333	8,702,618
Summit Industrial Income REIT, REIT	1,261,329	19,970,756

		35,360,472

Finland 0.9%
Kojamo OYJ(a)	586,304	11,565,864

France 1.4%
Klepierre SA, REIT*	577,329	13,707,683
Unibail-Rodamco-Westfield, REIT*	47,094	3,329,596

		17,037,279

Germany 1.1%
Vonovia SE	341,446	13,598,973

Hong Kong 4.2%
CK Asset Holdings Ltd.	1,287,170	8,716,610
Link REIT, REIT	710,030	6,120,309
Sun Hung Kai Properties Ltd.	1,363,371	15,614,360
Swire Properties Ltd.	3,440,016	8,259,158
Wharf Real Estate Investment Co. Ltd.	2,799,741	13,181,586

		51,892,023

See Notes to Financial Statements.

PGIM Global Real Estate Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Japan 9.6%
Daiwa House REIT Investment Corp., REIT	3,732	$9,059,380
GLP J-REIT, REIT	6,948	9,377,653
Invincible Investment Corp., REIT	31,418	10,255,183
Japan Hotel REIT Investment Corp., REIT	19,440	9,872,420
Japan Metropolitan Fund Investment Corp., REIT	12,277	9,771,593
Mitsubishi Estate Co. Ltd.	656,983	9,510,115
Mitsui Fudosan Co. Ltd.	1,210,303	25,513,145
Mitsui Fudosan Logistics Park, Inc., REIT	1,612	6,928,416
Nippon Building Fund, Inc., REIT	2,411	12,470,619
Nomura Real Estate Master Fund, Inc., REIT	7,557	9,491,106
Tokyu Fudosan Holdings Corp.	1,400,854	7,279,705

		119,529,335

Singapore 3.7%
CapitaLand Integrated Commercial Trust, REIT	7,739,542	12,949,802
Capitaland Investment Ltd.*	5,330,741	16,187,571
Digital Core REIT Management Pte Ltd., REIT*	7,334,924	7,266,944
Lendlease Global Commercial REIT, REIT	18,152,070	10,380,957

		46,785,274

Sweden 2.7%
Fabege AB	417,893	5,076,326
Fastighets AB Balder (Class B Stock)*	166,859	8,285,747
Pandox AB*	840,091	11,650,907
Samhallsbyggnadsbolaget i Norden AB(a)	2,688,510	8,464,557

		33,477,537

United Kingdom 5.7%
Big Yellow Group PLC, REIT	664,774	12,089,748
British Land Co. PLC (The), REIT	624,623	4,037,978
Capital & Counties Properties PLC, REIT	4,193,069	8,791,016
Grainger PLC	1,739,629	6,425,005
Segro PLC, REIT	1,620,672	27,382,242
Tritax Big Box REIT PLC, REIT	4,249,643	12,985,048

		71,711,037

United States 61.6%
Acadia Realty Trust, REIT	579,410	12,121,257
Alexandria Real Estate Equities, Inc., REIT	176,093	32,077,101
American Homes 4 Rent (Class A Stock), REIT	601,660	23,831,753
Camden Property Trust, REIT	265,572	41,665,591

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
Community Healthcare Trust, Inc., REIT	216,918	$7,986,921
CubeSmart, REIT	797,662	37,896,922
Digital Realty Trust, Inc., REIT	129,894	18,980,111
Duke Realty Corp., REIT	4,309	235,918
EPR Properties, REIT	523,510	27,494,745
Equinix, Inc., REIT	37,701	27,110,035
Equity Residential, REIT	745,892	60,790,198
Essential Properties Realty Trust, Inc., REIT	719,831	17,275,944
Essex Property Trust, Inc., REIT	65,047	21,418,026
Extra Space Storage, Inc., REIT	67,783	12,878,770
Federal Realty Investment Trust, REIT	128,256	15,013,647
First Industrial Realty Trust, Inc., REIT	237,761	13,790,138
Gaming & Leisure Properties, Inc., REIT	88,424	3,924,257
Global Medical REIT, Inc., REIT	722,559	10,664,971
Host Hotels & Resorts, Inc., REIT	826,783	16,825,034
Hudson Pacific Properties, Inc., REIT	242,269	5,640,022
Invitation Homes, Inc., REIT	421,257	16,774,454
Kimco Realty Corp., REIT	1,420,594	35,983,646
Kite Realty Group Trust, REIT	464,601	10,360,602
Life Storage, Inc., REIT	266,905	35,362,243
Macerich Co. (The), REIT(a)	1,336,045	16,767,365
NETSTREIT Corp., REIT	533,272	11,529,341
Park Hotels & Resorts, Inc., REIT	968,113	19,081,507
Prologis, Inc., REIT	379,082	60,763,054
Public Storage, REIT	65,336	24,272,324
Rexford Industrial Realty, Inc., REIT	437,237	34,121,975
Simon Property Group, Inc., REIT	187,068	22,074,024
SL Green Realty Corp., REIT(a)	79,924	5,532,339
VICI Properties, Inc., REIT	191,867	5,719,550
Welltower, Inc., REIT	697,965	63,382,202

		769,345,987

TOTAL LONG-TERM INVESTMENTS (cost $1,059,654,783)		1,237,343,573

SHORT-TERM INVESTMENTS 2.9%

AFFILIATED MUTUAL FUND 2.7%
PGIM Institutional Money Market Fund (cost $33,237,328; includes $33,223,013 of cash collateral for securities on loan)(b)(wa)	33,273,372	33,246,754

See Notes to Financial Statements.

PGIM Global Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

UNAFFILIATED FUND 0.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $2,756,060)	2,756,060	$2,756,060

TOTAL SHORT-TERM INVESTMENTS (cost $35,993,388)		36,002,814

TOTAL INVESTMENTS 101.9% (cost $1,095,648,171)		1,273,346,387
Liabilities in excess of other assets (1.9)%		(23,619,286)

NET ASSETS 100.0%		$ 1,249,727,101

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,269,359; cash collateral of $33,223,013 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

12

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$42,736,489	$—
Belgium	—	24,303,303	—
Canada	35,360,472	—	—
Finland	—	11,565,864	—
France	—	17,037,279	—
Germany	—	13,598,973	—
Hong Kong	—	51,892,023	—
Japan	—	119,529,335	—
Singapore	—	46,785,274	—
Sweden	—	33,477,537	—
United Kingdom	—	71,711,037	—
United States	769,345,987	—	—
Short-Term Investments
Affiliated Mutual Fund	33,246,754	—	—
Unaffiliated Fund	2,756,060	—	—

Total	$840,709,273	$432,637,114	$—

See Notes to Financial Statements.

PGIM Global Real Estate Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Specialized REITs	17.7%
Retail REITs	16.0
Industrial REITs	15.6
Residential REITs	14.7
Real Estate Operating Companies	10.0
Health Care REITs	6.8
Office REITs	4.6
Diversified Real Estate Activities	4.6
Hotel & Resort REITs	4.5
Diversified REITs	3.8

Affiliated Mutual Fund (2.7% represents investments purchased with collateral from securities on loan)	2.7%
Real Estate Development	0.7
Unaffiliated Fund	0.2

101.9
Liabilities in excess of other assets	(1.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$31,269,359	$(31,269,359)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets
Investments at value, including securities on loan of $31,269,359:
Unaffiliated investments (cost $1,062,410,843)	$1,240,099,633
Affiliated investments (cost $33,237,328)	33,246,754
Foreign currency, at value (cost $100)	100
Receivable for investments sold	9,846,145
Receivable for Fund shares sold	5,117,964
Dividends receivable	1,996,308
Tax reclaim receivable	888,487
Prepaid expenses and other assets	6,582

Total Assets	1,291,201,973

Liabilities
Payable to broker for collateral for securities on loan	33,223,013
Payable for Fund shares purchased	4,339,107
Payable for investments purchased	2,859,295
Management fee payable	818,048
Accrued expenses and other liabilities	168,025
Distribution fee payable	51,872
Affiliated transfer agent fee payable	15,512

Total Liabilities	41,474,872

Net Assets	$1,249,727,101

Net assets were comprised of:
Shares of beneficial interest, at par	$56,552
Paid-in capital in excess of par	1,050,564,501
Total distributable earnings (loss)	199,106,048

Net assets, April 30, 2022	$1,249,727,101

See Notes to Financial Statements.

PGIM Global Real Estate Fund	15

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Class A
Net asset value and redemption price per share,
($138,188,652 ÷ 6,287,336 shares of beneficial interest issued and outstanding)	$21.98
Maximum sales charge (5.50% of offering price)	1.28

Maximum offering price to public	$23.26

Class C
Net asset value, offering price and redemption price per share,
($11,490,793 ÷ 540,353 shares of beneficial interest issued and outstanding)	$21.27

Class R
Net asset value, offering price and redemption price per share,
($12,217,597 ÷ 558,111 shares of beneficial interest issued and outstanding)	$21.89

Class Z
Net asset value, offering price and redemption price per share,
($694,906,520 ÷ 31,403,860 shares of beneficial interest issued and outstanding)	$22.13

Class R2
Net asset value, offering price and redemption price per share,
($1,840,660 ÷ 83,383 shares of beneficial interest issued and outstanding)	$22.07

Class R4
Net asset value, offering price and redemption price per share,
($865,290 ÷ 39,165 shares of beneficial interest issued and outstanding)	$22.09

Class R6
Net asset value, offering price and redemption price per share,
($390,217,589 ÷ 17,639,744 shares of beneficial interest issued and outstanding)	$22.12

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $595,567 foreign withholding tax)	$15,013,840
Income from securities lending, net (including affiliated income of $27,238)	29,759
Affiliated dividend income	1,432

Total income	15,045,031

Expenses
Management fee	5,180,247
Distribution fee(a)	337,852
Shareholder servicing fees(a)	908
Transfer agent’s fees and expenses (including affiliated expense of $37,698)(a)	660,365
Custodian and accounting fees	90,087
Registration fees(a)	41,247
Shareholders’ reports	28,146
Audit fee	14,332
Legal fees and expenses	12,622
Trustees’ fees	12,401
Miscellaneous	58,025

Total expenses	6,436,232
Less: Fee waiver and/or expense reimbursement(a)	(4,952)
Distribution fee waiver(a)	(16,620)

Net expenses	6,414,660

Net investment income (loss)	8,630,371

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $355)	53,560,082
Foreign currency transactions	(491)

53,559,591

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $9,426)	(147,696,019)
Foreign currencies	(162,907)

(147,858,926)

Net gain (loss) on investment and foreign currency transactions	(94,299,335)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(85,668,964)

See Notes to Financial Statements.

PGIM Global Real Estate Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	220,292	66,212	49,859	—	1,489	—	—
Shareholder servicing fees	—	—	—	—	468	440	—
Transfer agent’s fees and expenses	141,176	9,467	13,141	490,078	528	722	5,253
Registration fees	7,195	4,463	2,472	11,261	2,472	3,124	10,260
Fee waiver and/or expense reimbursement	—	—	—	—	(1,859)	(3,093)	—
Distribution fee waiver	—	—	(16,620)	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,630,371	$18,494,915
Net realized gain (loss) on investment and foreign currency transactions	53,559,591	212,197,676
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(147,858,926)	196,417,317

Net increase (decrease) in net assets resulting from operations	(85,668,964)	427,109,908

Dividends and Distributions
Distributions from distributable earnings
Class A	(21,917,668)	(1,508,193)
Class C	(2,057,228)	(98,634)
Class R	(2,016,097)	(109,922)
Class Z	(109,620,508)	(9,707,872)
Class R2	(99,527)	(4,645)
Class R4	(127,030)	(10,595)
Class R6	(69,414,798)	(7,316,802)

	(205,252,856)	(18,756,663)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	176,696,249	312,798,775
Net asset value of shares issued in reinvestment of dividends and distributions	188,566,568	17,101,728
Cost of shares purchased	(347,339,735)	(367,662,340)

Net increase (decrease) in net assets from Fund share transactions	17,923,082	(37,761,837)

Total increase (decrease)	(272,998,738)	370,591,408

Net Assets:
Beginning of period	1,522,725,839	1,152,134,431

End of period	$1,249,727,101	$1,522,725,839

See Notes to Financial Statements.

PGIM Global Real Estate Fund	19

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$27.44		$20.05	$27.31	$22.97	$24.07	$23.41
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.25	0.31	0.36	0.42	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.64)		7.41	(4.45)	4.87	(0.36)	1.21
Total from investment operations	(1.52)		7.66	(4.14)	5.23	0.06	1.52
Less Dividends and Distributions:
Dividends from net investment income	(0.51)		(0.27)	(0.88)	(0.51)	(0.74)	(0.57)
Tax return of capital distributions	-		-	(0.25)	-	-	-
Distributions from net realized gains	(3.43)		-	(1.99)	(0.38)	(0.42)	(0.29)
Total dividends and distributions	(3.94)		(0.27)	(3.12)	(0.89)	(1.16)	(0.86)
Net asset value, end of period	$21.98		$27.44	$20.05	$27.31	$22.97	$24.07
Total Return(b):	(6.44)%		38.32%	(16.64)%	23.50%	0.11%	6.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$138,189		$153,763	$122,346	$169,987	$161,591	$283,167
Average net assets (000)	$148,079		$140,808	$139,599	$160,416	$231,191	$376,991
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.28	%(e)	1.30%	1.42%	1.50%	1.46%	1.27%
Expenses before waivers and/or expense reimbursement	1.28	%(e)	1.30%	1.42%	1.50%	1.46%	1.27%
Net investment income (loss)	1.03	%(e)	1.00%	1.40%	1.43%	1.79%	1.33%
Portfolio turnover rate(f)	45%		149%	158%	82%	57%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.68		$19.51	$26.69	$22.46	$23.57	$22.98
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.10	0.19	0.25	0.30	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.57)		7.20	(4.34)	4.77	(0.35)	1.18
Total from investment operations	(1.55)		7.30	(4.15)	5.02	(0.05)	1.33
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.13)	(0.79)	(0.41)	(0.64)	(0.45)
Tax return of capital distributions	-		-	(0.25)	-	-	-
Distributions from net realized gains	(3.43)		-	(1.99)	(0.38)	(0.42)	(0.29)
Total dividends and distributions	(3.86)		(0.13)	(3.03)	(0.79)	(1.06)	(0.74)
Net asset value, end of period	$21.27		$26.68	$19.51	$26.69	$22.46	$23.57
Total Return(b):	(6.79)%		37.48%	(17.11)%	23.05%	(0.36)%	5.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,491		$14,756	$23,586	$54,343	$67,679	$96,562
Average net assets (000)	$13,352		$18,469	$38,807	$62,207	$82,784	$116,225
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.99	%(e)	1.95%	1.95%	1.91%	1.92%	1.97%
Expenses before waivers and/or expense reimbursement	1.99	%(e)	1.95%	1.95%	1.91%	1.92%	1.97%
Net investment income (loss)	0.16	%(e)	0.41%	0.90%	1.05%	1.29%	0.67%
Portfolio turnover rate(f)	45%		149%	158%	82%	57%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	21

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$27.36		$19.97	$27.24	$22.90	$24.01	$23.36
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.20	0.27	0.33	0.40	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.63)		7.38	(4.44)	4.88	(0.38)	1.21
Total from investment operations	(1.55)		7.58	(4.17)	5.21	0.02	1.48
Less Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.19)	(0.86)	(0.49)	(0.71)	(0.54)
Tax return of capital distributions	-		-	(0.25)	-	-	-
Distributions from net realized gains	(3.43)		-	(1.99)	(0.38)	(0.42)	(0.29)
Total dividends and distributions	(3.92)		(0.19)	(3.10)	(0.87)	(1.13)	(0.83)
Net asset value, end of period	$21.89		$27.36	$19.97	$27.24	$22.90	$24.01
Total Return(b):	(6.57)%		38.08%	(16.82)%	23.45%	(0.06)%	6.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,218		$14,415	$12,562	$19,815	$19,864	$33,346
Average net assets (000)	$13,406		$14,099	$15,354	$19,694	$24,550	$33,336
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.52	%(e)	1.52%	1.58%	1.58%	1.60%	1.47%
Expenses before waivers and/or expense reimbursement	1.77	%(e)	1.77%	1.83%	1.83%	1.85%	1.72%
Net investment income (loss)	0.63	%(e)	0.80%	1.25%	1.35%	1.70%	1.15%
Portfolio turnover rate(f)	45%		149%	158%	82%	57%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$27.60		$20.15	$27.45	$23.07	$24.17	$23.50
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.34	0.42	0.50	0.55	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.64)		7.46	(4.48)	4.92	(0.36)	1.21
Total from investment operations	(1.49)		7.80	(4.06)	5.42	0.19	1.60
Less Dividends and Distributions:
Dividends from net investment income	(0.55)		(0.35)	(1.00)	(0.66)	(0.87)	(0.64)
Tax return of capital distributions	-		-	(0.25)	-	-	-
Distributions from net realized gains	(3.43)		-	(1.99)	(0.38)	(0.42)	(0.29)
Total dividends and distributions	(3.98)		(0.35)	(3.24)	(1.04)	(1.29)	(0.93)
Net asset value, end of period	$22.13		$27.60	$20.15	$27.45	$23.07	$24.17
Total Return(b):	(6.27)%		38.87%	(16.26)%	24.27%	0.64%	7.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$694,907		$755,205	$609,899	$1,030,064	$974,596	$1,473,514
Average net assets (000)	$734,887		$696,648	$794,641	$971,722	$1,175,745	$1,747,768
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.92	%(e)	0.92%	0.94%	0.92%	0.93%	0.97%
Expenses before waivers and/or expense reimbursement	0.92	%(e)	0.92%	0.94%	0.92%	0.93%	0.97%
Net investment income (loss)	1.22	%(e)	1.38%	1.90%	2.01%	2.32%	1.65%
Portfolio turnover rate(f)	45%		149%	158%	82%	57%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	23

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 27, 2017(a) through October 31, 2018
	2022		2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.54		$20.11	$27.40	$23.05	$24.10
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.25	0.32	0.34	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.64)		7.43	(4.45)	4.97	(0.96)
Total from investment operations	(1.54)		7.68	(4.13)	5.31	(0.72)
Less Dividends and Distributions:
Dividends from net investment income	(0.50)		(0.25)	(0.92)	(0.58)	(0.33)
Tax return of capital distributions	-		-	(0.25)	-	-
Distributions from net realized gains	(3.43)		-	(1.99)	(0.38)	-
Total dividends and distributions	(3.93)		(0.25)	(3.16)	(0.96)	(0.33)
Net asset value, end of period	$22.07		$27.54	$20.11	$27.40	$23.05
Total Return(c):	(6.47)%		38.33%	(16.56)%	23.77%	(3.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,841		$689	$237	$222	$10
Average net assets (000)	$1,201		$444	$223	$69	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.30	%(e)	1.30%	1.30%	1.30%	1.30	%(e)
Expenses before waivers and/or expense reimbursement	1.61	%(e)	2.44%	7.86%	19.11%	209.91	%(e)
Net investment income (loss)	0.83	%(e)	0.97%	1.48%	1.28%	1.22	%(e)
Portfolio turnover rate(f)	45%		149%	158%	82%	57%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,			December 27, 2017(a) through October 31, 2018
	2022		2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.56		$20.12	$27.41	$23.06	$24.10
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.31	0.39	0.47	(0.27)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.64)		7.44	(4.47)	4.90	(0.39)
Total from investment operations	(1.51)		7.75	(4.08)	5.37	(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.53)		(0.31)	(0.97)	(0.64)	(0.38)
Tax return of capital distributions	-		-	(0.25)	-	-
Distributions from net realized gains	(3.43)		-	(1.99)	(0.38)	-
Total dividends and distributions	(3.96)		(0.31)	(3.21)	(1.02)	(0.38)
Net asset value, end of period	$22.09		$27.56	$20.12	$27.41	$23.06
Total Return(c):	(6.34)%		38.68%	(16.35)%	24.08%	(2.77)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$865		$937	$658	$577	$295
Average net assets (000)	$888		$839	$616	$409	$24
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.05%	1.05%	1.05%	1.05	%(e)
Expenses before waivers and/or expense reimbursement	1.75	%(e)	1.78%	3.39%	4.06%	87.40	%(e)
Net investment income (loss)	1.10	%(e)	1.26%	1.78%	1.86%	(1.35	)%(e)
Portfolio turnover rate(f)	45%		149%	158%	82%	57%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	25

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$27.59		$20.14	$27.44	$23.06	$24.17	$23.51
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.37	0.44	0.54	0.53	0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.64)		7.46	(4.47)	4.90	(0.32)	1.20
Total from investment operations	(1.47)		7.83	(4.03)	5.44	0.21	1.63
Less Dividends and Distributions:
Dividends from net investment income	(0.57)		(0.38)	(1.03)	(0.68)	(0.90)	(0.68)
Tax return of capital distributions	-		-	(0.25)	-	-	-
Distributions from net realized gains	(3.43)		-	(1.99)	(0.38)	(0.42)	(0.29)
Total dividends and distributions	(4.00)		(0.38)	(3.27)	(1.06)	(1.32)	(0.97)
Net asset value, end of period	$22.12		$27.59	$20.14	$27.44	$23.06	$24.17
Total Return(b):	(6.21)%		39.05%	(16.14)%	24.42%	0.74%	7.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$390,218		$582,961	$382,847	$438,023	$863,357	$748,552
Average net assets (000)	$481,035		$483,697	$383,591	$711,529	$896,240	$575,716
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.79	%(e)	0.79%	0.80%	0.79%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.79	%(e)	0.79%	0.80%	0.79%	0.80%	0.80%
Net investment income (loss)	1.41	%(e)	1.50%	2.01%	2.19%	2.23%	1.81%
Portfolio turnover rate(f)	45%		149%	158%	82%	57%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Global Real Estate Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is capital appreciation and income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Global Real Estate Fund	27

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

28

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Global Real Estate Fund	29

Notes to Financial Statements  (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

30

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM Global Real Estate Fund	31

Notes to Financial Statements  (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its business unit, PGIM Real Estate) and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.75% of average daily net assets to $5 billion;	0.75%

0.74% of average daily net assets from $5 billion to

$10 billion; 0.73% of average daily net assets over $10 billion.

The Manager has contractually agreed, through February 28, 2023, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

32

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R2	1.30
R4	1.05
R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rate and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.30%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

PGIM Global Real Estate Fund	33

Notes to Financial Statements (unaudited) (continued)

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$20,488	$—
C	—	2,174

PGIM Investments, PGIM, Inc., PIMS, PGIM Real Estate (UK) Limited and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

34

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$620,637,147	$805,802,186

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 3,308,653	$ 52,511,894	$ 55,820,547	$ —	$ —	$ —	—	$ 1,432

PGIM Institutional Money Market Fund(1)(b)(wa)
9,797,288	106,120,927	82,681,242	9,426	355	33,246,754	33,273,372	27,238	(2)
$13,105,941	$158,632,821	$138,501,789	$9,426	$355	$33,246,754		$28,670

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,126,801,183	$227,005,277	$(80,460,073)	$146,545,204

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

PGIM Global Real Estate Fund	35

Notes to Financial Statements (unaudited) (continued)

7.     Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into seven classes, designated Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	2,668	0.1%
R	55,413	9.9%
Z	66,844	0.2%
R4	593	1.5%
R6	2,313,632	13.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	5	51.4

36

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2022:

Shares sold	372,619	$ 8,810,073

Shares issued in reinvestment of dividends and distributions	827,560	19,426,454

Shares purchased	(550,042)	(13,200,259)

Net increase (decrease) in shares outstanding before conversion	650,137	15,036,268

Shares issued upon conversion from other share class(es)	103,700	2,505,489

Shares purchased upon conversion into other share class(es)	(70,019)	(1,693,432)

Net increase (decrease) in shares outstanding	683,818	$ 15,848,325

Year ended October 31, 2021:

Shares sold	407,683	$ 10,110,581

Shares issued in reinvestment of dividends and distributions	53,233	1,328,132

Shares purchased	(1,402,409)	(33,506,582)

Net increase (decrease) in shares outstanding before conversion	(941,493)	(22,067,869)

Shares issued upon conversion from other share class(es)	562,458	13,619,113

Shares purchased upon conversion into other share class(es)	(120,176)	(2,926,197)

Net increase (decrease) in shares outstanding	(499,211)	$ (11,374,953)

Class C

Six months ended April 30, 2022:

Shares sold	59,956	$ 1,424,701

Shares issued in reinvestment of dividends and distributions	86,646	1,969,448

Shares purchased	(68,170)	(1,564,339)

Net increase (decrease) in shares outstanding before conversion	78,432	1,829,810

Shares purchased upon conversion into other share class(es)	(91,113)	(2,149,257)

Net increase (decrease) in shares outstanding	(12,681)	$ (319,447)

Year ended October 31, 2021:

Shares sold	121,351	$ 2,846,504

Shares issued in reinvestment of dividends and distributions	3,982	94,277

Shares purchased	(223,381)	(5,044,023)

Net increase (decrease) in shares outstanding before conversion	(98,048)	(2,103,242)

Shares issued upon conversion from other share class(es)	709	15,262

Shares purchased upon conversion into other share class(es)	(558,419)	(13,107,346)

Net increase (decrease) in shares outstanding	(655,758)	$ (15,195,326)

PGIM Global Real Estate Fund	37

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R

Six months ended April 30, 2022:

Shares sold	20,663	$ 489,530

Shares issued in reinvestment of dividends and distributions	86,048	2,012,353

Shares purchased	(75,503)	(1,823,073)

Net increase (decrease) in shares outstanding	31,208	$ 678,810

Year ended October 31, 2021:

Shares sold	54,750	$ 1,324,356

Shares issued in reinvestment of dividends and distributions	4,407	109,312

Shares purchased	(161,174)	(3,931,897)

Net increase (decrease) in shares outstanding	(102,017)	$ (2,498,229)

Class Z

Six months ended April 30, 2022:

Shares sold	4,307,451	$ 103,257,851

Shares issued in reinvestment of dividends and distributions	4,115,231	97,207,982

Shares purchased	(4,434,969)	(106,492,952)

Net increase (decrease) in shares outstanding before conversion	3,987,713	93,972,881

Shares issued upon conversion from other share class(es)	94,328	2,318,037

Shares purchased upon conversion into other share class(es)	(40,760)	(996,358)

Net increase (decrease) in shares outstanding	4,041,281	$ 95,294,560

Year ended October 31, 2021:

Shares sold	5,504,159	$ 135,563,665

Shares issued in reinvestment of dividends and distributions	333,685	8,415,884

Shares purchased	(8,101,151)	(194,829,511)

Net increase (decrease) in shares outstanding before conversion	(2,263,307)	(50,849,962)

Shares issued upon conversion from other share class(es)	184,568	4,528,865

Shares purchased upon conversion into other share class(es)	(828,846)	(20,770,321)

Net increase (decrease) in shares outstanding	(2,907,585)	$ (67,091,418)

38

Share Class	Shares	Amount

Class R2

Six months ended April 30, 2022:

Shares sold	66,541	$ 1,510,182

Shares issued in reinvestment of dividends and distributions	4,224	99,526

Shares purchased	(12,396)	(288,338)

Net increase (decrease) in shares outstanding	58,369	$ 1,321,370

Year ended October 31, 2021:

Shares sold	12,587	$ 301,407

Shares issued in reinvestment of dividends and distributions	182	4,645

Shares purchased	(5,923)	(148,924)

Net increase (decrease) in shares outstanding before conversion	6,846	157,128

Shares issued upon conversion from other share class(es)	6,391	173,400

Net increase (decrease) in shares outstanding	13,237	$ 330,528

Class R4

Six months ended April 30, 2022:

Shares sold	6,741	$ 157,919

Shares issued in reinvestment of dividends and distributions	2,775	65,442

Shares purchased	(4,358)	(113,186)

Net increase (decrease) in shares outstanding	5,158	$ 110,175

Year ended October 31, 2021:

Shares sold	12,931	$ 306,419

Shares issued in reinvestment of dividends and distributions	230	5,767

Shares purchased	(12,522)	(297,162)

Net increase (decrease) in shares outstanding before conversion	639	15,024

Shares issued upon conversion from other share class(es)	1,337	30,167

Shares purchased upon conversion into other share class(es)	(687)	(15,262)

Net increase (decrease) in shares outstanding	1,289	$ 29,929

PGIM Global Real Estate Fund	39

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6

Six months ended April 30, 2022:

Shares sold	2,444,670	$61,045,993

Shares issued in reinvestment of dividends and distributions	2,870,825	67,785,363

Shares purchased	(8,802,765)	(223,857,588)

Net increase (decrease) in shares outstanding before conversion	(3,487,270)	(95,026,232)

Shares issued upon conversion from other share class(es)	1,846	42,978

Shares purchased upon conversion into other share class(es)	(1,191)	(27,457)

Net increase (decrease) in shares outstanding	(3,486,615)	$(95,010,711)

Year ended October 31, 2021:

Shares sold	6,320,848	$162,345,843

Shares issued in reinvestment of dividends and distributions	281,958	7,143,711

Shares purchased	(5,221,203)	(129,904,241)

Net increase (decrease) in shares outstanding before conversion	1,381,603	39,585,313

Shares issued upon conversion from other share class(es)	745,358	18,654,530

Shares purchased upon conversion into other share class(es)	(8,516)	(202,211)

Net increase (decrease) in shares outstanding	2,118,445	$58,037,632

8.     Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those

40

portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 25 days that the Fund had loans outstanding during the period was approximately $16,492,880, borrowed at a weighted average interest rate of 1.42%. The maximum loan outstanding amount during the period was $74,532,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than

PGIM Global Real Estate Fund	41

Notes to Financial Statements (unaudited) (continued)

those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

42

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

PGIM Global Real Estate Fund	43

Notes to Financial Statements (unaudited) (continued)

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in

44

response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.     Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Global Real Estate Fund	45

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

46

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	PGIM Real Estate (UK) Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL REAL ESTATE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PURAX	PURCX	PURRX	PURZX	PUREX	PURGX	PGRQX

CUSIP	744336108	744336306	744336405	744336504	744336678	744336660	744336876

MF182E2

PGIM JENNISON TECHNOLOGY FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Technology Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Technology Fund

June 15, 2022

PGIM Jennison Technology Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges)	Average Annual Total Returns as of 4/30/22 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)

Class A	-30.51	-23.76	11.98 (06/19/2018)

Class C	-30.76	-20.64	12.81 (06/19/2018)

Class Z	-30.38	-19.08	13.96 (06/19/2018)

Class R6	-30.36	-19.06	14.00 (06/19/2018)

MSCI All Country World Information Technology Index
	-16.40	-5.84	18.17

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

MSCI All Country World Information Technology Index—The MSCI All Country World Information Technology Index includes large- and mid-cap securities across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK, and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Technology Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	10.5%

Apple, Inc.	Technology Hardware, Storage & Peripherals	10.0%

Broadcom, Inc.	Semiconductors & Semiconductor Equipment	10.0%

SBA Communications Corp.	Equity Real Estate Investment Trusts (REITs)	6.4%

American Tower Corp.	Equity Real Estate Investment Trusts (REITs)	4.0%

Adobe, Inc.	Software	4.0%

Salesforce, Inc.	Software	3.7%

Snowflake, Inc. (Class A Stock)	IT Services	3.3%

Workday, Inc. (Class A Stock)	Software	3.1%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2.9%

Holdings reflect only long-time investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Technology Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Technology Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 694.90	1.10%	$4.62
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class C	Actual	$1,000.00	$ 692.40	1.85%	$7.76
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class Z	Actual	$1,000.00	$ 696.20	0.85%	$3.57
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

Class R6	Actual	$1,000.00	$ 696.40	0.80%	$3.36
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 94.8%

COMMON STOCKS

Aerospace & Defense 1.0%

Lockheed Martin Corp.	484	$209,146

Auto Components 1.3%

Aptiv PLC*	2,574	273,874

Automobiles 1.9%

Tesla, Inc.*	465	404,903

Electric Utilities 3.7%

Alliant Energy Corp.	5,033	295,991
NextEra Energy, Inc.	7,023	498,773

		794,764

Electronic Equipment, Instruments & Components 0.1%

Keysight Technologies, Inc.*	157	22,022

Equity Real Estate Investment Trusts (REITs) 12.6%

American Tower Corp.	3,545	854,416
Crown Castle International Corp.	2,492	461,543
SBA Communications Corp.	3,893	1,351,299

		2,667,258

Health Care Equipment & Supplies 2.8%

Dexcom, Inc.*	545	222,676
Intuitive Surgical, Inc.*	1,584	379,051

		601,727

Hotels, Restaurants & Leisure 3.7%

Airbnb, Inc. (Class A Stock)*	1,693	259,384
Expedia Group, Inc.*	2,973	519,532

		778,916

Interactive Media & Services 2.5%

Alphabet, Inc. (Class C Stock)*	234	538,043

See Notes to Financial Statements.

PGIM Jennison Technology Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Internet & Direct Marketing Retail 0.8%
Amazon.com, Inc.*	44	$109,368
MercadoLibre, Inc. (Brazil)*	67	65,233

		174,601

IT Services 8.1%
Adyen NV (Netherlands), 144A*	125	207,639
Cognizant Technology Solutions Corp. (Class A Stock)	5,635	455,871
MongoDB, Inc.*	402	142,682
Snowflake, Inc. (Class A Stock)*	4,104	703,590
Twilio, Inc. (Class A Stock)*	1,846	206,420

		1,716,202

Life Sciences Tools & Services 0.5%
Mettler-Toledo International, Inc.*	86	109,868

Professional Services 0.1%
TriNet Group, Inc.*	247	21,909

Real Estate Management & Development 1.2%
CBRE Group, Inc. (Class A Stock)*	3,125	259,500

Semiconductors & Semiconductor Equipment 18.6%
Broadcom, Inc.	3,825	2,120,542
Enphase Energy, Inc.*	865	139,611
Lam Research Corp.	740	344,662
Marvell Technology, Inc.	4,765	276,751
Monolithic Power Systems, Inc.	321	125,909
NVIDIA Corp.	3,332	617,986
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	3,493	324,605

		3,950,066

Software 25.9%
Adobe, Inc.*	2,128	842,582
Atlassian Corp. PLC (Class A Stock)*	1,879	422,456
Crowdstrike Holdings, Inc. (Class A Stock)*	110	21,864
HashiCorp, Inc. (Class A Stock)*(a)	4,615	217,274
Microsoft Corp.	8,041	2,231,538
Salesforce, Inc.*	4,415	776,775
Workday, Inc. (Class A Stock)*	3,195	660,406
Zscaler, Inc.*	1,694	343,442

		5,516,337

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 10.0%
Apple, Inc.	13,486	$2,126,068

TOTAL LONG-TERM INVESTMENTS (cost $17,127,462)		20,165,204

SHORT-TERM INVESTMENTS 7.0%

AFFILIATED MUTUAL FUND 1.0%
PGIM Institutional Money Market Fund (cost $210,606; includes $210,576 of cash collateral for securities on loan)(b)(wa)	210,775	210,606

UNAFFILIATED FUND 6.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,289,493)	1,289,493	1,289,493

TOTAL SHORT-TERM INVESTMENTS (cost $1,500,099)		1,500,099

TOTAL INVESTMENTS 101.8% (cost $18,627,561)		21,665,303
Liabilities in excess of other assets (1.8)%		(393,065)

NET ASSETS 100.0%		$21,272,238

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $193,028; cash collateral of $210,576 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$209,146	$—	$—
Auto Components	273,874	—	—
Automobiles	404,903	—	—
Electric Utilities	794,764	—	—
Electronic Equipment, Instruments & Components	22,022	—	—
Equity Real Estate Investment Trusts (REITs)	2,667,258	—	—
Health Care Equipment & Supplies	601,727	—	—
Hotels, Restaurants & Leisure	778,916	—	—
Interactive Media & Services	538,043	—	—
Internet & Direct Marketing Retail	174,601	—	—
IT Services	1,508,563	207,639	—
Life Sciences Tools & Services	109,868	—	—
Professional Services	21,909	—	—
Real Estate Management & Development	259,500	—	—
Semiconductors & Semiconductor Equipment	3,950,066	—	—
Software	5,516,337	—	—
Technology Hardware, Storage & Peripherals	2,126,068	—	—
Short-Term Investments
Affiliated Mutual Fund	210,606	—	—
Unaffiliated Fund	1,289,493	—	—

Total	$21,457,664	$207,639	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2022 were as follows:

Software	25.9%
Semiconductors & Semiconductor Equipment	18.6
Equity Real Estate Investment Trusts (REITs)	12.6

Technology Hardware, Storage & Peripherals	10.0%
IT Services	8.1
Unaffiliated Fund	6.0

See Notes to Financial Statements.

12

Industry Classification (continued):

Electric Utilities	3.7%
Hotels, Restaurants & Leisure	3.7
Health Care Equipment & Supplies	2.8
Interactive Media & Services	2.5
Automobiles	1.9
Auto Components	1.3
Real Estate Management & Development	1.2
Affiliated Mutual Fund (1.0% represents investments purchased with collateral from securities on loan)	1.0
Aerospace & Defense	1.0

Internet & Direct Marketing Retail	0.8%
Life Sciences Tools & Services	0.5
Electronic Equipment, Instruments & Components	0.1
Professional Services	0.1

101.8
Liabilities in excess of other assets	(1.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$193,028	$(193,028)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets
Investments at value, including securities on loan of $193,028:
Unaffiliated investments (cost $18,416,955)	$21,454,697
Affiliated investments (cost $210,606)	210,606
Receivable for Fund shares sold	3,435
Dividends receivable	2,403
Tax reclaim receivable	530
Prepaid expenses	491

Total Assets	21,672,162

Liabilities
Payable to broker for collateral for securities on loan	210,576
Payable for investments purchased	136,072
Accrued expenses and other liabilities	35,821
Payable for Fund shares purchased	10,916
Affiliated transfer agent fee payable	3,813
Distribution fee payable	1,383
Trustees’ fees payable	720
Management fee payable	623

Total Liabilities	399,924

Net Assets	$21,272,238

Net assets were comprised of:
Shares of beneficial interest, at par	$1,484
Paid-in capital in excess of par	18,196,765
Total distributable earnings (loss)	3,073,989

Net assets, April 30, 2022	$21,272,238

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($3,232,287 ÷ 227,270 shares of beneficial interest issued and outstanding)	$14.22
Maximum sales charge (5.50% of offering price)	0.83

Maximum offering price to public	$15.05

Class C
Net asset value, offering price and redemption price per share, ($729,251 ÷ 52,940 shares of beneficial interest issued and outstanding)	$13.78

Class Z
Net asset value, offering price and redemption price per share, ($8,876,862 ÷ 617,542 shares of beneficial interest issued and outstanding)	$14.37

Class R6
Net asset value, offering price and redemption price per share, ($8,433,838 ÷ 586,297 shares of beneficial interest issued and outstanding)	$14.38

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,452 foreign withholding tax)	$66,572
Income from securities lending, net (including affiliated income of $46)	461
Affiliated dividend income	48

Total income	67,081

Expenses
Management fee	99,756
Distribution fee(a)	9,861
Custodian and accounting fees	23,795
Registration fees(a)	16,649
Transfer agent’s fees and expenses (including affiliated expense of $8,406)(a)	14,102
Audit fee	11,802
Legal fees and expenses	9,722
Shareholders’ reports	5,276
Trustees’ fees	4,806
Miscellaneous	8,619

Total expenses	204,388
Less: Fee waiver and/or expense reimbursement(a)	(84,075)
Distribution fee waiver(a)	(926)

Net expenses	119,387

Net investment income (loss)	(52,306)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(22))	264,318
Foreign currency transactions	1,609

265,927

Net change in unrealized appreciation (depreciation) on:
Investments	(9,612,716)
Foreign currencies	(45)

(9,612,761)

Net gain (loss) on investment and foreign currency transactions	(9,346,834)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(9,399,140)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	5,559	4,302	—	—
Registration fees	5,789	3,867	4,088	2,905
Transfer agent’s fees and expenses	6,011	938	7,079	74
Fee waiver and/or expense reimbursement	(18,925)	(6,455)	(33,182)	(25,513)
Distribution fee waiver	(926)	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(52,306)	$(144,898)
Net realized gain (loss) on investment and foreign currency transactions	265,927	2,674,918
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(9,612,761)	5,784,952

Net increase (decrease) in net assets resulting from operations	(9,399,140)	8,314,972

Dividends and Distributions
Distributions from distributable earnings
Class A	(347,282)	(124,513)
Class C	(85,526)	(28,794)
Class Z	(1,189,343)	(369,881)
Class R6	(1,042,105)	(432,224)

	(2,664,256)	(955,412)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,864,754	7,063,414
Net asset value of shares issued in reinvestment of dividends and distributions	2,457,434	865,619
Cost of shares purchased	(1,956,473)	(2,939,918)

Net increase (decrease) in net assets from Fund share transactions	2,365,715	4,989,115

Total increase (decrease)	(9,697,681)	12,348,675

Net Assets:
Beginning of period	30,969,919	18,621,244

End of period	$21,272,238	$30,969,919

See Notes to Financial Statements.

PGIM Jennison Technology Fund	17

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2022		Year Ended October 31,			June 19, 2018(a) through October 31, 2018
			2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.58		$16.83	$11.18	$9.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.16)	(0.09)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.35)		6.76	5.74	1.57	(0.35)
Total from investment operations	(6.40)		6.60	5.65	1.54	(0.36)
Less Dividends and Distributions:
Distributions from net realized gains	(1.96)		(0.85)	-	-	-
Net asset value, end of period	$14.22		$22.58	$16.83	$11.18	$9.64
Total Return(c):	(30.51)%		40.10%	50.54%	15.98%	(3.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,232		$3,989	$2,400	$457	$110
Average net assets (000)	$3,737		$3,404	$1,365	$216	$37
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10	%(e)	1.10%	1.10%	1.10%	1.10	%(e)
Expenses before waivers and/or expense reimbursement	2.17	%(e)	2.26%	3.33%	9.15%	148.53	%(e)
Net investment income (loss)	(0.59	)%(e)	(0.77)%	(0.60)%	(0.27)%	(0.37	)%(e)
Portfolio turnover rate(f)	57%		68%	74%	47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended April 30, 2022		Year Ended October 31,			June 19, 2018(a) through October 31, 2018
			2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.01		$16.55	$11.07	$9.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.30)	(0.21)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.15)		6.61	5.69	1.55	(0.34)
Total from investment operations	(6.27)		6.31	5.48	1.45	(0.38)
Less Dividends and Distributions:
Distributions from net realized gains	(1.96)		(0.85)	-	-	-
Net asset value, end of period	$13.78		$22.01	$16.55	$11.07	$9.62
Total Return(c):	(30.76)%		39.05%	49.50%	15.07%	(3.80)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$729		$930	$529	$61	$39
Average net assets (000)	$868		$700	$265	$56	$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.85	%(e)	1.85%	1.85%	1.85%	1.85	%(e)
Expenses before waivers and/or expense reimbursement	3.35	%(e)	3.60%	8.45%	26.92%	166.12	%(e)
Net investment income (loss)	(1.34	)%(e)	(1.52)%	(1.38)%	(0.95)%	(1.16	)%(e)
Portfolio turnover rate(f)	57%		68%	74%	47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	19

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2022		Year Ended October 31,			June 19, 2018(a) through October 31, 2018
			2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.77		$16.93	$11.22	$9.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.11)	(0.04)	- (c)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.41)		6.80	5.75	1.57	(0.33)
Total from investment operations	(6.44)		6.69	5.71	1.57	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	-		-	- (c)	(0.01)	-
Distributions from net realized gains	(1.96)		(0.85)	-	-	-
Total dividends and distributions	(1.96)		(0.85)	- (c)	(0.01)	-
Net asset value, end of period	$14.37		$22.77	$16.93	$11.22	$9.66
Total Return(d):	(30.38)%		40.41%	50.94%	16.25%	(3.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,877		$13,928	$7,063	$5,420	$2,327
Average net assets (000)	$11,684		$10,989	$6,864	$4,521	$1,204
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.85	%(f)	0.85%	0.85%	0.85%	0.85	%(f)
Expenses before waivers and/or expense reimbursement	1.42	%(f)	1.44%	2.03%	2.66%	10.00	%(f)
Net investment income (loss)	(0.35	)%(f)	(0.53)%	(0.27)%	0.03%	(0.21	)%(f)
Portfolio turnover rate(g)	57%		68%	74%	47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months Ended April 30, 2022		Year Ended October 31,			June 19, 2018(a) through October 31, 2018
			2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.78		$16.93	$11.22	$9.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.09)	(0.03)	0.01	(-	)(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.41)		6.79	5.75	1.56	(0.34)
Total from investment operations	(6.44)		6.70	5.72	1.57	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.01)	(0.01)	-
Distributions from net realized gains	(1.96)		(0.85)	-	-	-
Total dividends and distributions	(1.96)		(0.85)	(0.01)	(0.01)	-
Net asset value, end of period	$14.38		$22.78	$16.93	$11.22	$9.66
Total Return(d):	(30.36)%		40.47%	51.02%	16.28%	(3.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,434		$12,123	$8,630	$5,627	$4,838
Average net assets (000)	$10,534		$10,675	$7,106	$5,280	$5,084
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.80	%(f)	0.80%	0.80%	0.80%	0.80	%(f)
Expenses before waivers and/or expense reimbursement	1.29	%(f)	1.32%	1.90%	2.56%	6.54	%(f)
Net investment income (loss)	(0.29	)%(f)	(0.47)%	(0.22)%	0.10%	(0.12	)%(f)
Portfolio turnover rate(g)	57%		68%	74%	47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	21

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison Technology Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term capital appreciation.

2. Accounting	Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

22

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Technology Fund	23

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

24

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class

PGIM Jennison Technology Fund	25

Notes to Financial Statements (unaudited) (continued)

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

26

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% of the average daily net assets up to $1 billion;	0.75%
0.73% of the average daily net assets from $1 billion to $3 billion;
0.71% of the average daily net assets from $3 billion to $5 billion;
0.70% of the average daily net assets from $5 billion to $10 billion;
0.69% of the average daily net assets over $10 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.10%
C	1.85
Z	0.85
R6	0.80

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Jennison Technology Fund	27

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2023 to limit such fees on certain classes based on the average daily net assets.The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$4,040	$—

C	—	18

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

28

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$14,958,034	$16,381,655

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$45,974	$2,638,240	$2,684,214	$—	$ —	$ —	—	$48

PGIM Institutional Money Market Fund(1)(b)(wa)
—	1,348,892	1,138,264	—	(22)	210,606	210,775	46(2)
$45,974	$3,987,132	$3,822,478	$—	$(22)	$210,606		$94

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$18,707,477	$4,347,311	$(1,389,485)	$2,957,826

PGIM Jennison Technology Fund	29

Notes to Financial Statements (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

7.     Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
C	1,156	2.2%
R6	577,711	98.5

30

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	39.0%

Unaffiliated	3	32.5

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2022:

Shares sold	67,891	$1,196,119

Shares issued in reinvestment of dividends and distributions	18,316	346,717

Shares purchased	(36,532)	(645,836)

Net increase (decrease) in shares outstanding before conversion	49,675	897,000

Shares issued upon conversion from other share class(es)	950	18,420

Net increase (decrease) in shares outstanding	50,625	$915,420

Year ended October 31, 2021:

Shares sold	89,208	$1,769,842

Shares issued in reinvestment of dividends and distributions	6,499	124,513

Shares purchased	(64,127)	(1,254,300)

Net increase (decrease) in shares outstanding before conversion	31,580	640,055

Shares issued upon conversion from other share class(es)	4,783	104,505

Shares purchased upon conversion into other share class(es)	(2,264)	(43,536)

Net increase (decrease) in shares outstanding	34,099	$701,024

Class C

Six months ended April 30, 2022:

Shares sold	7,740	$140,336

Shares issued in reinvestment of dividends and distributions	4,643	85,379

Shares purchased	(703)	(11,886)

Net increase (decrease) in shares outstanding before conversion	11,680	213,829

Shares purchased upon conversion into other share class(es)	(977)	(18,420)

Net increase (decrease) in shares outstanding	10,703	$195,409

Year ended October 31, 2021:

Shares sold	16,070	$329,207

Shares issued in reinvestment of dividends and distributions	1,470	27,637

Shares purchased	(2,379)	(45,126)

Net increase (decrease) in shares outstanding before conversion	15,161	311,718

Shares purchased upon conversion into other share class(es)	(4,881)	(104,505)

Net increase (decrease) in shares outstanding	10,280	$207,213

PGIM Jennison Technology Fund	31

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class Z

Six months ended April 30, 2022:

Shares sold	28,172	$528,299

Shares issued in reinvestment of dividends and distributions	51,677	988,060

Shares purchased	(73,879)	(1,298,751)

Net increase (decrease) in shares outstanding	5,970	$217,608

Year ended October 31, 2021:

Shares sold	259,897	$4,964,365

Shares issued in reinvestment of dividends and distributions	14,689	283,197

Shares purchased	(82,417)	(1,640,492)

Net increase (decrease) in shares outstanding before conversion	192,169	3,607,070

Shares issued upon conversion from other share class(es)	2,248	43,536

Net increase (decrease) in shares outstanding	194,417	$3,650,606

Class R6

Six months ended April 30, 2022:

Shares issued in reinvestment of dividends and distributions	54,223	$1,037,278

Net increase (decrease) in shares outstanding	54,223	$1,037,278

Year ended October 31, 2021:

Shares issued in reinvestment of dividends and distributions	22,310	$430,272

Net increase (decrease) in shares outstanding	22,310	$430,272

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/1/2021 – 9/29/2022

Total Commitment	$1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

32

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $115,000, borrowed at a weighted average interest rate of 1.29%. The maximum loan outstanding amount during the period was $115,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States.

PGIM Jennison Technology Fund	33

Notes to Financial Statements (unaudited) (continued)

Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In

34

addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Jennison Technology Fund	35

Notes to Financial Statements (unaudited) (continued)

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Technology Sector Risk: The Fund’s assets will be concentrated in the technology sector and in the securities of technology-related companies in other sectors, which means the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments in the technology sector. The value of stocks of technology companies and companies that rely heavily on technology advances is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, consumer preferences, excessive investor optimism or pessimism, government regulation or scrutiny, competition, both domestically and internationally, including competition from foreign competitors with lower production costs, actual or perceived security vulnerabilities in products and services and the availability and price of computer software technology components. Stocks of technology companies and companies that rely heavily on technology advances, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies and companies that rely heavily on technology advances may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

36

10.    Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison Technology Fund	37

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

38

∎	MAIL	∎	TELEPHONE	∎	WEBSITE
	655 Broad Street Newark, NJ 07102		(800) 225-1852		pgim.com/investments

PROXY VOTING
The Board of Trustees has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Technology Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

 PGIM JENNISON TECHNOLOGY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PGKAX	PGKCX	PGKZX	PGKRX

CUSIP	744336652	744336645	744336637	744336629

 MF240E2

PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison International Small-Mid Cap Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison International Small-Mid Cap Opportunities Fund

June 15, 2022

PGIM Jennison International Small-Mid Cap Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges) Six Months* (%)	Total Returns as of 4/30/22 (without sales charges) Since Inception* (%)

Class A	-30.12	-31.80 (09/14/2021)

Class C	-30.36	-32.10 (09/14/2021)

Class Z	-30.02	-31.70 (09/14/2021)

Class R6	-30.02	-31.70 (09/14/2021)

MSCI All Country World ex USA Small Mid Cap Index

	-13.63	-15.25

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

MSCI All Country World ex USA Small Mid Cap Index—The MSCI All Country World ex USA Small Mid Cap Index (MSCI ACWI ex USA SMID Cap Index) captures small- and mid-cap representation across 22 of 23 Developed Market (DM) countries (excluding the US) and 24 Emerging Markets countries. With 5,524 constituents, the index covers approximately 28% of the free float-adjusted market capitalization in each country.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison International Small-Mid Cap Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/22

Top Largest Holdings	Line of Business	Country	% of Net Assets

Rentokil Initial plc	Commercial Services & Supplies	United Kingdom	6.0%

Davide Campari-Milano NV	Beverages	Italy	5.6%

Amplifon SpA	Health Care Providers & Services	Italy	4.6%

Symrise AG	Chemicals	Germany	4.4%

Basic-Fit NV, 144A	Hotels, Restaurants & Leisure	Netherlands	4.2%

Sonova Holding AG	Health Care Equipment & Supplies	Switzerland	3.5%

Dollarama, Inc.	Multiline Retail	Canada	3.4%

Zuken, Inc.	IT Services	Japan	3.4%

Argenx SE, ADR	Biotechnology	Netherlands	3.1%

Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	Transportation Infrastructure	Mexico	3.1%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison International Small-Mid Cap Opportunities Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison International Small-Mid Cap Opportunities Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 698.80	1.41%	$ 5.94
	Hypothetical	$1,000.00	$1,017.80	1.41%	$ 7.05

Class C	Actual	$1,000.00	$ 696.40	2.16%	$ 9.09
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

Class Z	Actual	$1,000.00	$ 699.80	1.16%	$ 4.89
	Hypothetical	$1,000.00	$1,019.04	1.16%	$ 5.81

Class R6	Actual	$1,000.00	$ 699.80	1.11%	$ 4.68
	Hypothetical	$1,000.00	$1,019.29	1.11%	$ 5.56

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 87.6%

COMMON STOCKS

Australia 1.0%

Cochlear Ltd.	282	$45,626

Canada 12.2%

Descartes Systems Group, Inc. (The)*	331	20,572
Docebo, Inc.*	965	41,379
Dollarama, Inc.	2,827	157,167
FirstService Corp.	683	85,162
GFL Environmental, Inc.	3,039	91,565
Pason Systems, Inc.	7,430	93,753
TMX Group Ltd.	665	67,703

		557,301

China 0.2%

Silergy Corp.	122	11,014

Finland 1.5%

Musti Group OYJ*	2,849	67,121

France 4.5%

Remy Cointreau SA	633	125,056
Sartorius Stedim Biotech	248	81,187

		206,243

Germany 4.4%

Symrise AG	1,694	201,314

Ireland 1.1%

ICON PLC*	220	49,766

Israel 1.7%

Nice Ltd., ADR*	317	65,432
Nova Ltd.*	122	12,030

		77,462

Italy 13.9%

Amplifon SpA	5,245	209,073
Brunello Cucinelli SpA*	1,368	70,008

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Italy (cont’d.)

Davide Campari-Milano NV	22,861	$257,600
Moncler SpA	1,957	102,085

		638,766

Japan 8.9%

Freee KK*	715	20,645
Fujitec Co. Ltd.	2,074	44,758
GMO Payment Gateway, Inc.	669	56,296
Menicon Co. Ltd.	6,157	130,825
Zuken, Inc.	6,643	154,269

		406,793

Luxembourg 2.9%

Eurofins Scientific SE	1,450	134,371

Mexico 3.1%

Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	9,118	140,471

Netherlands 7.3%

Argenx SE, ADR*	493	141,649
Basic-Fit NV, 144A*	4,584	191,717

		333,366

Poland 0.3%

Dino Polska SA, 144A*	199	12,887

Sweden 1.1%

Hemnet Group AB*	4,012	49,925

Switzerland 5.5%

Belimo Holding AG	94	46,432
On Holding AG (Class A Stock)*	1,876	46,844
Sonova Holding AG	444	159,424

		252,700

United Kingdom 13.0%

Abcam PLC*	2,212	34,092
Auto Trader Group PLC, 144A	11,611	92,184
Big Yellow Group PLC, REIT	5,486	99,770

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Rentokil Initial PLC	39,765	$275,521
Safestore Holdings PLC, REIT	6,134	93,766

		595,333

United States 4.6%

Globant SA*	403	87,044
Jazz Pharmaceuticals PLC*	779	124,811

		211,855

Uruguay 0.4%

Dlocal Ltd.*	765	17,343

TOTAL LONG-TERM INVESTMENTS
(cost $4,813,092)		4,009,657

SHORT-TERM INVESTMENT 7.9%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $360,371)	360,371	360,371

TOTAL INVESTMENTS 95.5%
(cost $5,173,463)		4,370,028
Other assets in excess of liabilities 4.5%		207,362

NET ASSETS 100.0%		$4,577,390

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$45,626	$—
Canada	557,301	—	—
China	—	11,014	—
Finland	—	67,121	—
France	—	206,243	—
Germany	—	201,314	—
Ireland	49,766	—	—
Israel	77,462	—	—
Italy.	—	638,766	—
Japan	—	406,793	—
Luxembourg	—	134,371	—
Mexico	140,471	—	—
Netherlands	141,649	191,717	—
Poland	—	12,887	—
Sweden	—	49,925	—
Switzerland	46,844	205,856	—
United Kingdom	—	595,333	—
United States	211,855	—	—
Uruguay	17,343	—	—
Short-Term Investment
Unaffiliated Fund	360,371	—	—

Total	$1,603,062	$2,766,966	$—

Industry Allocation:

The industry allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Beverages	8.3%
Commercial Services & Supplies	8.0
Unaffiliated Fund	7.9
Health Care Equipment & Supplies	7.4
IT Services	6.9
Life Sciences Tools & Services	5.8
Textiles, Apparel & Luxury Goods	4.7
Health Care Providers & Services	4.6
Chemicals	4.4
Equity Real Estate Investment Trusts (REITs)	4.3
Hotels, Restaurants & Leisure	4.2
Biotechnology	3.8

Multiline Retail	3.4%
Software	3.2
Interactive Media & Services	3.1
Transportation Infrastructure	3.1
Pharmaceuticals	2.7
Energy Equipment & Services	2.0
Real Estate Management & Development	1.9
Capital Markets	1.5
Specialty Retail	1.5
Building Products	1.0
Machinery	1.0
Semiconductors & Semiconductor Equipment	0.5

See Notes to Financial Statements.

12

Industry Allocation (continued):

Food & Staples Retailing	0.3%

95.5
Other assets in excess of liabilities	4.5

100.0%

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets

Unaffiliated investments (cost $5,173,463)	$4,370,028
Receivable for investments sold	231,387
Dividends receivable	5,593
Receivable for Fund shares sold	5,000
Tax reclaim receivable	208
Prepaid expenses and other assets	48,935

Total Assets	4,661,151

Liabilities

Registration fees payable	20,472
Payable for investments purchased	19,653
Management fee payable	18,018
Audit fee payable	13,389
Custodian and accounting fees payable	9,350
Accrued expenses and other liabilities	1,351
Trustees’ fees payable	1,150
Affiliated transfer agent fee payable	341
Distribution fee payable	37

Total Liabilities	83,761

Net Assets	$4,577,390

Net assets were comprised of:
Shares of beneficial interest, at par	$670
Paid-in capital in excess of par	6,609,416
Total distributable earnings (loss)	(2,032,696)

Net assets, April 30, 2022	$4,577,390

See Notes to Financial Statements.

14

Class A

Net asset value and redemption price per share, ($101,836 ÷ 14,937 shares of beneficial interest issued and outstanding)	$6.82
Maximum sales charge (5.50% of offering price)	0.40

Maximum offering price to public	$7.22

Class C

Net asset value, offering price and redemption price per share, ($20,219 ÷ 2,979 shares of beneficial interest issued and outstanding)	$6.79

Class Z

Net asset value, offering price and redemption price per share, ($1,032,909 ÷ 151,260 shares of beneficial interest issued and outstanding)	$6.83

Class R6

Net asset value, offering price and redemption price per share, ($3,422,426 ÷ 501,000 shares of beneficial interest issued and outstanding)	$6.83

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $2,039 foreign withholding tax)	$9,943
Affiliated dividend income	62

Total income	10,005

Expenses
Management fee	27,965
Distribution fee(a)	171
Registration fees(a)	61,250
Custodian and accounting fees	27,118
Audit fee	13,389
Legal fees and expenses	9,975
Shareholders’ reports	5,011
Trustees’ fees	4,950
Transfer agent’s fees and expenses (including affiliated expense of $716)(a)	782
Miscellaneous	9,681

Total expenses	160,292
Less: Fee waiver and/or expense reimbursement(a)	(130,550)

Net expenses	29,742

Net investment income (loss)	(19,737)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(1,170,503)
Foreign currency transactions	(144)

(1,170,647)

Net change in unrealized appreciation (depreciation) on:
Investments	(734,083)
Foreign currencies	116

(733,967)

Net gain (loss) on investment and foreign currency transactions	(1,904,614)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,924,351)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	89	82	—	—
Registration fees	18,665	18,665	18,664	5,256
Transfer agent’s fees and expenses	190	51	443	98
Fee waiver and/or expense reimbursement	(19,844)	(18,937)	(32,998)	(58,771)

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2022	September 14, 2021* through October 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(19,737)	$(5,062)
Net realized gain (loss) on investment and foreign currency transactions	(1,170,647)	(39,377)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(733,967)	(69,377)

Net increase (decrease) in net assets resulting from operations	(1,924,351)	(113,816)

Fund share transactions
Net proceeds from shares sold	1,088,530	5,720,966
Cost of shares purchased	(193,939)	—

Net increase (decrease) in net assets from Fund share transactions	894,591	5,720,966

Total increase (decrease)	(1,029,760)	5,607,150

Net Assets:
Beginning of period	5,607,150	—

End of period	$4,577,390	$5,607,150

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	17

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2022		September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.76		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.91)		(0.23)
Total from investment operations	(2.94)		(0.24)
Net asset value, end of period	$6.82		$9.76
Total Return(c):	(30.12)%		(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$102		$15
Average net assets (000)	$72		$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.41	%(e)	1.41	%(f)
Expenses before waivers and/or expense reimbursement	57.21	%(e)	167.90	%(f)
Net investment income (loss)	(0.87	)%(e)	(1.13	)%(f)
Portfolio turnover rate(g)	93%		15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended April 30, 2022		September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.75		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.89)		(0.23)
Total from investment operations	(2.96)		(0.25)
Net asset value, end of period	$6.79		$9.75
Total Return(c):	(30.36)%		(2.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20		$10
Average net assets (000)	$17		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.16	%(e)	2.16	%(f)
Expenses before waivers and/or expense reimbursement	231.89	%(e)	206.96	%(f)
Net investment income (loss)	(1.66)	%(e)	(1.81	)%(f)
Portfolio turnover rate(g)	93%		15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	19

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2022		September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.76		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.90)		(0.22)
Total from investment operations	(2.93)		(0.24)
Net asset value, end of period	$6.83		$9.76
Total Return(c):	(30.02)%		(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,033		$690
Average net assets (000)	$1,074		$128
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.16	%(e)	1.16	%(f)
Expenses before waivers and/or expense reimbursement	7.35	%(e)	22.37	%(f)
Net investment income (loss)	(0.74	)%(e)	(1.09	)%(f)
Portfolio turnover rate(g)	93%		15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months Ended April 30, 2022		September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.76		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.90)		(0.23)
Total from investment operations	(2.93)		(0.24)
Net asset value, end of period	$6.83		$9.76
Total Return(c):	(30.02)%		(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,422		$4,892
Average net assets (000)	$4,157		$4,836
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.11	%(e)	1.11	%(f)
Expenses before waivers and/or expense reimbursement	3.96	%(e)	5.20	%(f)
Net investment income (loss)	(0.74	)%(e)	(0.76	)%(f)
Portfolio turnover rate(g)	93%		15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	21

Notes to Financial Statements (unaudited)

1.   Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison International Small-Mid Cap Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.   Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

22

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison International Small-Mid Cap Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned

24

securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

PGIM Jennison International Small-Mid Cap Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “Subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

1.06% of average daily net assets up to $1 billion;	1.06%

1.04% of average daily net assets from $1 billion to $3 billion;

1.02% of average daily net assets from $3 billion to $5 billion;

1.00% of average daily net assets from $5 billion to $10 billion; and

0.98% of average daily net assets over $10 billion.

26

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.41%
C	2.16
Z	1.16
R6	1.11

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

PGIM Jennison International Small-Mid Cap Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$50	$—
C	—	—

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$5,093,185	$4,721,319

28

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$40,269	$1,617,263	$1,657,532	$—	$—	$—	—	$62

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$5,179,756	$43,026	$(852,754)	$(809,728)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $33,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

PGIM Jennison International Small-Mid Cap Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	1,000	6.7%

C	1,000	33.6

Z	1,000	0.7

R6	501,000	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	74.6%
Unaffiliated	2	19.2

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	19,205	$153,866
Shares purchased	(5,853)	(45,203)
Net increase (decrease) in shares outstanding	13,352	$108,663

Period ended October 31, 2021*:
Shares sold	1,585	$15,500
Net increase (decrease) in shares outstanding	1,585	$15,500

30

Share Class	Shares	Amount

Class C

Six months ended April 30, 2022:

Shares sold	1,979	$ 17,092

Net increase (decrease) in shares outstanding	1,979	$ 17,092

Period ended October 31, 2021*:

Shares sold	1,000	$ 10,000

Net increase (decrease) in shares outstanding	1,000	$ 10,000

Class Z

Six months ended April 30, 2022:

Shares sold	97,272	$ 917,572

Shares purchased	(16,675)	(148,736)

Net increase (decrease) in shares outstanding	80,597	$ 768,836

Period ended October 31, 2021*:

Shares sold	70,663	$ 685,514

Net increase (decrease) in shares outstanding	70,663	$ 685,514

Class R6

Period ended October 31, 2021*:

Shares sold	501,000	$5,009,952

Net increase (decrease) in shares outstanding	501,000	$5,009,952

*	Commencement of operations was September 14, 2021.

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain

PGIM Jennison International Small-Mid Cap Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2022.

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies

32

that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for

PGIM Jennison International Small-Mid Cap Opportunities Fund	33

Notes to Financial Statements (unaudited) (continued)

long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability

34

in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

PGIM Jennison International Small-Mid Cap Opportunities Fund	35

Notes to Financial Statements (unaudited) (continued)

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Small and Medium Capitalization Risk: Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-capitalization companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

10.   Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

36

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison International Small-Mid Cap Opportunities Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison International Small-Mid Cap Opportunities Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PAHWX	PAILX	PAINX	PAIOX

CUSIP	744336561	744336553	744336546	744336538

MF248E2

PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison NextGeneration Global Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison NextGeneration Global Opportunities Fund

June 15, 2022

PGIM Jennison NextGeneration Global Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/22 (without sales charges) Six Months* (%)	Total Returns as of 4/30/22 (without sales charges) Since Inception* (%)

Class A	-35.47	-35.60 (09/14/2021)

Class C	-35.81	-36.00 (09/14/2021)

Class Z	-35.37	-35.50 (09/14/2021)

Class R6	-35.44	-35.50 (09/14/2021)

MSCI All Country World Small Mid Cap Index

	-13.72	-13.66

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

MSCI All Country World Small Mid Cap Index—The Morgan Stanley Capital International All Country World Small Mid Cap Index (MSCI ACWI SMID Cap Index) captures mid- and small-cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 7,776 constituents, the index covers approximately 28% of the free float-adjusted market capitalization in each country.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison NextGeneration Global Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/22

Ten Largest Holdings	Line of Business	Country	% of Net Assets
STERIS plc	Health Care Equipment & Supplies	United States	7.9%
Rentokil Initial plc	Commercial Services & Supplies	United Kingdom	5.4%
Symrise AG	Chemicals	Germany	5.3%
Morningstar, Inc.	Capital Markets	United States	4.8%
Expedia Group, Inc.	Hotels, Restaurants & Leisure	United States	4.5%
Amplifon SpA	Health Care Providers & Services	Italy	4.0%
Remy Cointreau SA	Beverages	France	3.7%
HEICO Corp.	Aerospace & Defense	United States	3.7%
Basic-Fit NV, 144A	Hotels, Restaurants & Leisure	Netherlands	3.2%
Hyatt Hotels Corp. (Class A Stock)	Hotels, Restaurants & Leisure	United States	3.0%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison NextGeneration Global Opportunities Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison NextGeneration Global Opportunities Fund		Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 645.30	1.32%	$ 5.38

	Hypothetical	$1,000.00	$1,018.25	1.32%	$ 6.61

Class C	Actual	$1,000.00	$ 641.90	2.07%	$ 8.43

	Hypothetical	$1,000.00	$1,014.53	2.07%	$10.34

Class Z	Actual	$1,000.00	$ 646.30	1.06%	$ 4.33

	Hypothetical	$1,000.00	$1,019.54	1.06%	$ 5.31

Class R6	Actual	$1,000.00	$ 645.60	1.02%	$ 4.16

	Hypothetical	$1,000.00	$1,019.74	1.02%	$ 5.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 89.7%

COMMON STOCKS

Canada 7.4%

Docebo, Inc.*	1,325	$56,816
Dollarama, Inc.	2,088	116,082
FirstService Corp.	1,415	176,433
GFL Environmental, Inc.	5,090	153,362
Pason Systems, Inc.	6,105	77,034

		579,727

China 0.3%

Silergy Corp.	229	20,674

France 3.7%

Remy Cointreau SA	1,476	291,600

Germany 5.3%

Symrise AG	3,499	415,820

Israel 0.3%

Nova Ltd.*	216	21,300

Italy 6.6%

Amplifon SpA	7,774	309,882
Moncler SpA	3,964	206,779

		516,661

Japan 3.2%

Freee KK*	1,470	42,445
Menicon Co. Ltd.	9,689	205,872

		248,317

Luxembourg 3.0%

Eurofins Scientific SE	2,498	231,489

Netherlands 3.2%

Basic-Fit NV, 144A*	5,924	247,761

Switzerland 0.5%

On Holding AG (Class A Stock)*	1,719	42,923

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom 6.1%

Abcam PLC*	3,812	$58,752
Rentokil Initial PLC	60,441	418,780

		477,532

United States 50.1%

Axonics, Inc.*	723	37,466
Beauty Health Co. (The)*	10,324	135,244
Cactus, Inc. (Class A Stock)	2,492	124,426
Casella Waste Systems, Inc. (Class A Stock)*	2,148	176,651
CS Disco, Inc.*	1,293	39,708
Dynatrace, Inc.*	1,900	72,884
Envista Holdings Corp.*	5,687	225,319
Expedia Group, Inc.*	1,992	348,102
FactSet Research Systems, Inc.	285	114,995
Five9, Inc.*	383	42,168
Floor & Decor Holdings, Inc. (Class A Stock)*	279	22,242
Freshpet, Inc.*	1,051	98,111
Globant SA*	801	173,008
HEICO Corp.	2,022	285,567
Horizon Therapeutics PLC*	1,675	165,088
Hyatt Hotels Corp. (Class A Stock)*	2,468	234,361
Morningstar, Inc.	1,495	378,579
Paylocity Holding Corp.*	844	160,048
Pool Corp.	203	82,260
Simply Good Foods Co. (The)*	3,295	137,237
SiteOne Landscape Supply, Inc.*	531	74,887
STERIS PLC	2,770	620,618
Sweetgreen, Inc. (Class A Stock)*(a)	2,161	58,347
ZoomInfo Technologies, Inc.*	2,395	113,523

		3,920,839

TOTAL LONG-TERM INVESTMENTS (cost $7,745,865)		7,014,643

SHORT-TERM INVESTMENTS 8.4%

AFFILIATED MUTUAL FUND 0.8%
PGIM Institutional Money Market Fund (cost $59,680; includes $59,640 of cash collateral for securities on loan)(b)(wa)	59,728	59,680

See Notes to Financial Statements.

10

Description	Shares	Value

UNAFFILIATED FUND 7.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $597,132)	597,132	$597,132

TOTAL SHORT-TERM INVESTMENTS (cost $656,812)		656,812

TOTAL INVESTMENTS 98.1% (cost $8,402,677)		7,671,455
Other assets in excess of liabilities 1.9%		149,746

NET ASSETS 100.0%		$7,821,201

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,700; cash collateral of $59,640 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Canada	$579,727	$—	$—
China	—	20,674	—

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
France	$—	$291,600	$—
Germany	—	415,820	—
Israel	21,300	—	—
Italy	—	516,661	—
Japan	—	248,317	—
Luxembourg	—	231,489	—
Netherlands	—	247,761	—
Switzerland	42,923	—	—
United Kingdom	—	477,532	—
United States	3,920,839	—	—
Short-Term Investments
Affiliated Mutual Fund	59,680	—	—
Unaffiliated Fund	597,132	—	—

Total	$5,221,601	$2,449,854	$—

Industry Allocation:

The industry allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2022 were as follows:

Health Care Equipment & Supplies	13.9%
Hotels, Restaurants & Leisure	11.3
Commercial Services & Supplies	9.7
Unaffiliated Fund	7.6
Capital Markets	6.3
Chemicals	5.3
Software	5.2
Health Care Providers & Services	4.0
Beverages	3.7
Aerospace & Defense	3.6
Textiles, Apparel & Luxury Goods	3.1
Food Products	3.1
Life Sciences Tools & Services	3.0
Biotechnology	2.8
Energy Equipment & Services	2.6
Real Estate Management & Development	2.2

IT Services	2.2%
Personal Products	1.7
Multiline Retail	1.5
Interactive Media & Services	1.5
Distributors	1.1
Trading Companies & Distributors	1.0
Affiliated Mutual Fund (0.8% represents investments purchased with collateral from securities on loan)	0.8
Semiconductors & Semiconductor Equipment	0.6
Specialty Retail	0.3

98.1
Other assets in excess of liabilities	1.9

100.0%

See Notes to Financial Statements.

12

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$56,700	$(56,700)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2022

Assets
Investments at value, including securities on loan of $56,700:
Unaffiliated investments (cost $8,342,997)	$7,611,775
Affiliated investments (cost $59,680)	59,680
Cash	445
Foreign currency, at value (cost $174)	174
Receivable for investments sold	217,049
Dividends receivable	13,758
Receivable for Fund shares sold	1,000
Tax reclaim receivable	244
Prepaid expenses and other assets	52,769

Total Assets	7,956,894

Liabilities
Payable to broker for collateral for securities on loan	59,640
Payable for investments purchased	20,197
Registration fees payable	15,231
Management fee payable	14,845
Audit fee payable	13,389
Custodian and accounting fees payable	8,545
Accrued expenses and other liabilities	1,189
Payable for Fund shares purchased	1,000
Trustees’ fees payable	944
Affiliated transfer agent fee payable	610
Distribution fee payable	103

Total Liabilities	135,693

Net Assets	$7,821,201

Net assets were comprised of:
Shares of beneficial interest, at par	$1,213
Paid-in capital in excess of par	26,097,804
Total distributable earnings (loss)	(18,277,816)

Net assets, April 30, 2022	$7,821,201

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($313,843 ÷ 48,755 shares of beneficial interest issued and outstanding)	$6.44
Maximum sales charge (5.50% of offering price)	0.37

Maximum offering price to public	$6.81

Class C
Net asset value, offering price and redemption price per share, ($38,026 ÷ 5,939 shares of beneficial interest issued and outstanding)	$6.40

Class Z
Net asset value, offering price and redemption price per share, ($4,239,080 ÷ 657,667 shares of beneficial interest issued and outstanding)	$6.45

Class R6
Net asset value, offering price and redemption price per share, ($3,230,252 ÷ 501,000 shares of beneficial interest issued and outstanding)	$6.45

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund	15

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,755 foreign withholding tax)	$24,910
Income from securities lending, net (including affiliated income of $82)	12,189
Affiliated dividend income	1,136

Total income	38,235

Expenses
Management fee	188,651
Distribution fee(a)	536
Registration fees(a)	61,639
Custodian and accounting fees	29,958
Transfer agent’s fees and expenses (including affiliated expense of $1,377)(a)	21,405
Audit fee	13,389
Legal fees and expenses	9,964
Shareholders’ reports	4,959
Trustees’ fees	4,955
Offering fees	2,851
Miscellaneous	8,290

Total expenses	346,597
Less: Fee waiver and/or expense reimbursement(a)	(138,371)

Net expenses	208,226

Net investment income (loss)	(169,991)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $40)	(17,257,027)
Foreign currency transactions	(16,240)

(17,273,267)

Net change in unrealized appreciation (depreciation) on:
Investments	(897,644)
Foreign currencies	(803)

(898,447)

Net gain (loss) on investment and foreign currency transactions	(18,171,714)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(18,341,705)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	401	135	—	—
Registration fees	18,794	18,794	18,794	5,257
Transfer agent’s fees and expenses	198	52	21,128	27
Fee waiver and/or expense reimbursement	(19,860)	(18,942)	(82,777)	(16,792)

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2022	September 14, 2021* through October 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(169,991)	$(6,712)
Net realized gain (loss) on investment and foreign currency transactions	(17,273,267)	(103,631)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(898,447)	167,257

Net increase (decrease) in net assets resulting from operations	(18,341,705)	56,914

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	55,936,406	9,299,758
Cost of shares purchased	(39,129,322)	(850)

Net increase (decrease) in net assets from Fund share transactions	16,807,084	9,298,908

Total increase (decrease)	(1,534,621)	9,355,822

Net Assets:
Beginning of period	9,355,822	—

End of period	$7,821,201	$9,355,822

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund	17

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2022		September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.98		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.51)		-	(c)
Total from investment operations	(3.54)		(0.02)
Net asset value, end of period	$6.44		$9.98
Total Return(d):	(35.47)%		(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$314		$32
Average net assets (000)	$324		$14
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.32	%(f)	1.31	%(g)
Expenses before waivers and/or expense reimbursement	13.69	%(f)	144.66	%(g)
Net investment income (loss)	(0.81	)%(f)	(1.20	)%(g)
Portfolio turnover rate(h)	265%		14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended April 30, 2022		September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.97		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.52)		(0.01	)(c)
Total from investment operations	(3.57)		(0.03)
Net asset value, end of period	$6.40		$9.97
Total Return(d):	(35.81)%		(0.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38		$10
Average net assets (000)	$27		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.07	%(f)	2.06	%(g)
Expenses before waivers and/or expense reimbursement	142.68	%(f)	203.59	%(g)
Net investment income (loss)	(1.35	)%(f)	(1.90	)%(g)
Portfolio turnover rate(h)	265%		14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund	19

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2022		September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.98		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.49)		-	(c)
Total from investment operations	(3.53)		(0.02)
Net asset value, end of period	$6.45		$9.98
Total Return(d):	(35.37)%		(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,239		$4,311
Average net assets (000)	$35,190		$901
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.06	%(f)	1.06	%(g)
Expenses before waivers and/or expense reimbursement	1.53	%(f)	6.91	%(g)
Net investment income (loss)	(0.90	)%(f)	(1.01	)%(g)
Portfolio turnover rate(h)	265%		14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months Ended April 30, 2022		September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.99		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.52)		-	(c)
Total from investment operations	(3.54)		(0.01)
Net asset value, end of period	$6.45		$9.99
Total Return(d):	(35.44)%		(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,230		$5,003
Average net assets (000)	$4,087		$4,900
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.02	%(f)	1.01	%(g)
Expenses before waivers and/or expense reimbursement	1.85	%(f)	4.44	%(g)
Net investment income (loss)	(0.59	)%(f)	(0.85	)%(g)
Portfolio turnover rate(h)	265%		14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund	21

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison NextGeneration Global Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

22

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison NextGeneration Global Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

24

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Jennison NextGeneration Global Opportunities Fund	25

Notes to Financial Statements  (unaudited) (continued)

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

26

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.96% of average daily net assets up to $1 billion;	0.96%
0.94% of average daily net assets from $1 billion to $3 billion;
0.92% of average daily net assets from $3 billion to $5 billion;
0.90% of average daily assets from $5 billion to $10 billion; and
0.88% of average daily net assets over $10 billion.

The Manager has contractually agreed, through February 28, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.31%
C	2.06
Z	1.06
R6	1.01

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

PGIM Jennison NextGeneration Global Opportunities Fund	27

Notes to Financial Statements  (unaudited) (continued)

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$576	$—
C	—	—

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

28

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$100,016,377	$83,709,682

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$1,333,645	$55,319,831	$56,653,476	$—	$—	$—	—	$1,136

PGIM Institutional Money Market Fund(1)(b)(wa)
—	709,323	649,683	—	40	59,680	59,728	82	(2)
$1,333,645	$56,029,154	$57,303,159	$—	$40	$59,680		$1,218

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$8,468,939	$46,155	$(843,639)	$(797,484)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

PGIM Jennison NextGeneration Global Opportunities Fund	29

Notes to Financial Statements  (unaudited) (continued)

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $37,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares . Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,000	2.1%
C	1,000	16.8
Z	1,000	0.2
R6	501,000	100.0

30

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	41.2%
Unaffiliated	2	45.4

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2022:
Shares sold	56,719	$ 532,012
Shares purchased	(6,129)	(53,064)
Net increase (decrease) in shares outstanding before conversion	50,590	478,948
Shares purchased upon conversion into other share class(es)	(5,020)	(38,002)
Net increase (decrease) in shares outstanding	45,570	$ 440,946

Period ended October 31, 2021*:
Shares sold	3,185	$ 31,473
Net increase (decrease) in shares outstanding	3,185	$ 31,473

Class C
Six months ended April 30, 2022:
Shares sold	4,939	$ 39,971
Net increase (decrease) in shares outstanding	4,939	$ 39,971

Period ended October 31, 2021*:
Shares sold	1,000	$ 10,000
Net increase (decrease) in shares outstanding	1,000	$ 10,000

Class Z
Six months ended April 30, 2022:
Shares sold	5,533,774	$ 55,364,423
Shares purchased	(5,312,908)	(39,076,258)
Net increase (decrease) in shares outstanding before conversion	220,866	16,288,165
Shares issued upon conversion from other share class(es)	5,013	38,002
Net increase (decrease) in shares outstanding	225,879	$ 16,326,167

Period ended October 31, 2021*:
Shares sold	431,874	$ 4,248,285
Shares purchased	(86)	(850)
Net increase (decrease) in shares outstanding	431,788	$ 4,247,435

PGIM Jennison NextGeneration Global Opportunities Fund	31

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R6

Period ended October 31, 2021*:
Shares sold	501,000	$ 5,010,000
Net increase (decrease) in shares outstanding	501,000	$ 5,010,000

*	Commencement of operations was September 14, 2021.

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2022. The average daily balance for the 6 days that the Fund had loans outstanding during the period was approximately $1,462,000, borrowed at a weighted average interest rate of 1.64%. The maximum loan outstanding amount during the period was $2,500,000. At April 30, 2022, the Fund did not have an outstanding loan amount.

32

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

PGIM Jennison NextGeneration Global Opportunities Fund	33

Notes to Financial Statements  (unaudited) (continued)

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

34

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Jennison NextGeneration Global Opportunities Fund	35

Notes to Financial Statements  (unaudited) (continued)

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Small and Medium Capitalization Risk: Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods

36

when they did not perform as well as larger companies. Small and mid-capitalization companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

10.  Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison NextGeneration Global Opportunities Fund	37

Liquidity Risk Management Program  (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

38

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison NextGeneration Global Opportunities Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PAHSX	PAHTX	PAHUX	PAHVX

CUSIP	744336611	744336595	744336587	744336579

MF247E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –  Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –  Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2022